CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,584,635	$ 2,690,768
Short-term investments	641,035	480,428
Accounts receivable, net of allowances for doubtful accounts	440,768	502,443
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of US$110,000 and US$100,000 as of December 31, 2022 and 2023, respectively)	359,881	391,502
Total current assets	4,512,716	4,552,258
Property and equipment, net	220,663	249,553
Operating lease assets	170,266	190,368
Intangible assets, net	134,129	125,072
Goodwill	166,436	120,151
Long-term investments	1,320,386	993,630
Other non-current assets (including loans to and interest receivable from a related party of US$454,912 and US$349,716 as of December 31, 2022 and 2023, respectively)	755,762	898,422
Total assets	7,280,358	7,129,454
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of US$575,057 and US$576,394 as of December 31, 2022 and 2023, respectively) :
Accounts payable	161,493	161,029
Accrued and other liabilities	656,445	913,984
Operating lease liability, short-term	10,388	9,694
Income taxes payable	94,507	55,282
Deferred revenues	75,187	79,949
Unsecured senior notes	799,325
Total current liabilities	1,797,345	1,219,938
Long-term liabilities
Convertible senior notes	317,625
Unsecured senior notes	743,695	1,540,717
Long-term loans	791,647	880,855
Deferred tax liability	66,151	41,694
Operating lease liability, long-term	42,857	55,710
Other non-current liabilities	3,422
Total long-term liabilities	1,965,397	2,518,976
Total liabilities	3,762,742	3,738,914
Commitments and contingencies
Redeemable non-controlling interests	68,728	45,795
Shareholders' equity:
Ordinary shares	61	59
Treasury stock (3,056 and nil shares as of December 31, 2022 and 2023, respectively)		(57,682)
Additional paid-in capital	1,428,935	1,445,519
Accumulated other comprehensive loss	(217,817)	(102,740)
Retained earnings	2,187,556	2,045,094
Total Weibo shareholders' equity	3,398,735	3,330,250
Non-controlling interests	50,153	14,495
Total shareholders' equity	3,448,888	3,344,745
Total liabilities, redeemable non-controlling interests and shareholders' equity	7,280,358	7,129,454
Third parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	341,486	378,500
Related party | Alibaba
Current assets:
Accounts receivable, net of allowances for doubtful accounts	61,094	75,347
Related party | SINA
Current assets:
Amount due from SINA	486,397	487,117
Other related parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	$ 38,188	$ 48,596